JPMorgan Small Cap Value Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JSVZX; R3/JSVPX; R4/JSVQX; R5/JSVRX; R6/JSVUX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.